UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     Peter D. Field
Title:    Vice President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     Peter D. Field       New London, NH       April 24, 2001

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total:    $325,720



           ITEM 1             ITEM 2     ITEM 3    ITEM 4   ITEM 5       ITEM 6             ITEM 7            ITEM 8
NAME OF ISSUER       TITLE OF CL CUSIP #  FAIR MKT V SHARE  (A) SO(B) SHARE(C) SHAREManagers           VOTING AUTHORITY SHARES
                                                                         AS DEF IN  OTHER  See Instr (A)SOLE  (B)SH(C)NONE
                                                                          INST. 5
Abbott Labs                 Common     002824100     $8,673  183790  x                                  112850        70940
Agilent Technologies        Common     00846U101     $3,802  123732  x                                   56055        67677
Air Products & Chemicals    Common     009158106       $477   12425  x                                    4700         7725
AllTel Corp                 Common     020039103       $226    4315  x                                       0         4315
Ambac Financial Group, Inc. Common     023139108     $1,196   18850  x                                    7350        11500
Ameren Corp.                Common     023608102       $787   19225  x                                    7200        12025
American Electric Power     Common     025537101       $748   15925  x                                    6000         9925
American Int'l Group        Common     026874107     $1,777   22076  x                                       0        22076
Amgen, Inc                  Common     031162100       $425    7060  x                                       0         7060
Anheuser-Busch              Common     035229103    $13,450  292834  x                                  174775       118059
Atmel Corp.                 Common     049513104       $265   27000  x                                   27000            0
Avanex Corp.                Common     05348W109       $271   25635  x                                   12100        13535
Bellsouth Corp              Common     079860102     $3,16777401.08  x                                   56500        20901
Biogen, Inc.                Common     090597105       $317    5000  x                                    5000            0
Biomet Inc.                 Common     090613100       $972   24675  x                                    9000        15675
BJ's Wholesale Club, Inc.   Common     05548J106       $904   18900  x                                    9400         9500
BP Amoco                    Common     055622104       $215    4335  x                                    1184         3151
Bristol-Myers/Squibb        Common     110122108       $80113489.65  x                                       0        13490
Brunswick Corp.             Common     117043109       $735   37450  x                                   15500        21950
Burlington Nor/Santa Fe     Common     12189T104     $4,600  151410  x                                   81625        69785
Burlington Res Inc.         Common     122014103       $695   15525  x                                    5000        10525
Charter One Financial, Inc. Common     160903100       $867   30625  x                                   11500        19125
Chevron                     Common     166751107     $3,246   36966  x                                   28300         8666
Ciena Corp.                 Common     171779101       $495   11865  x                                    5000         6865
Cisco Systems,Inc.          Common     17275R102     $2,000  126472  x                                   55475        70997
Citigroup                   Common     172967101     $9,219  204958  x                                  131165        73793
CNB Bancorp Inc.            Common     125915108       $230    7885  x                                       0         7885
Conectiv, Inc.              Common     206829103       $890   40750  x                                   20000        20750
Coors (Adolph) Cl B         Common     217016104       $934   14280  x                                    5300         8980
Corning Inc.                Common     219350105     $1,506   72786  x                                   21926        50860
Cummins Engine              Common     231021106       $440   11725  x                                       0        11725
Cypress Semiconductor C     Common     232806109       $208   11750  x                                   11200          550
Danaher Corp                Common     235851102       $578   10586  x                                       0        10586
El Paso Nat Gas             Common     28336L109       $709   10864  x                                       0        10864
EMC Corp                    Common     268648102     $2,241   76219  x                                   33694        42525
Emerson Electric            Common     291011104    $10,562170347.6  x                                   91325        79023
Engelhard Corp.             Common     292845104       $770   29775  x                                   12500        17275
Enron Corp.                 Common     293561106     $2,810   48360  x                                   21650        26710
Equifax                     Common     294429105       $828   26500  x                                   10700        15800
Exelon Corp.                Common     30161N101    $10,178  155155  x                                   88825        66330
Exxon Mobil Corp.           Common     30231G102    $10,052124101.8  x                                   72326        51776
Federal Home Loan Mtg.      Common     313400301    $10,401  160435  x                                  106150        54285
Federal Nat'l Mtg           Common     313586109     $7,061   88705  x                                   56675        32030
First Data Corp.            Common     319963104     $6,958  116525  x                                   63950        52575
Firstenergy Corp.           Common     337932107       $818   29300  x                                   11000        18300
FleetBoston Financial Corp. Common     339030108    $10,159  269115  x                                  177700        91415
Ford Motor                  Common     345370860    $12,229  434888  x                                  261336       173552
Gannett Co                  Common     364730101     $9,382157096.4  x                                   95150        61946
Gemstar- TV Guide Intl Inc. Common     36866W106       $762   26513  x                                       0        26513
General Dynamics Corp       Common     369550108       $645   10275  x                                    4000         6275
General Electric            Common     369604103       $3738914.084  x                                    1560         7354
Global Crossing, Ltd        Common     G3921A100       $687   50900  x                                   21600        29300
Golden West Financial Corp  Common     381317106       $730   11250  x                                       0        11250
Hershey Foods               Common     427866108    $10,022144569.7  x                                   86675        57895
Hewlett Packard             Common     428236103     $7,095226899.5  x                                  152500        74400
Hormel Foods Corp           Common     440452100       $660   33875  x                                   11400        22475
Host Marriott Corp.         Common     44107P104       $714   61150  x                                   23000        38150
Intel Corp.                 Common     458140100       $931   35398  x                                    5850        29548
Internat'l Rectifier Co.    Common     460254105     $7,241  178790  x                                   84610        94180
Int'l Business Machines     Common     459200101     $5,998   62359  x                                   38250        24109
J.P. Morgan Chase & Co.     Common     46625H100     $5,575  124163  x                                   82127        42036
JDS Uniphase Corp.          Common     46612J101       $852   46217  x                                   13020        33197
Johnson & Johnson           Common     478160104     $8,28294684.23  x                                   50025        44659
Kerr-McGee                  Common     492386107       $868   13375  x                                    5000         8375
Kimberly Clark Corp         Common     494368103     $8,723  128605  x                                   79300        49305
Knight Ridder Inc           Common     499040103       $765   14250  x                                    5900         8350
L-3 Communications          Common     502424104       $772    9775  x                                    3700         6075
Lehman Br Holdings          Common     524908100       $263    4200  x                                       0         4200
Level 3 Comm.               Common     52729N100       $387   22285  x                                    9040        13245
Liz Claiborne Inc.          Common     539320101       $819   17400  x                                    7000        10400
Merck                       Common     589331107     $8,805  116011  x                                   70490        45521
Metlife Inc Com             Common     59156R108    $10,241  340810  x                                  216000       124810
Metromedia Fiber Network    Common     591689104       $234   42735  x                                   21305        21430
Microsoft Corp.             Common     594918104       $889   16253  x                                    4050        12203
Minnesota Mining & Mfg.     Common     604059105     $4,93847522.61  x                                   29425        18098
Morgan Stanley Dean Witter &Common     617446448       $421    7875  x                                    1200         6675
Network Appliance, Inc.     Common     64120L104       $450   26771  x                                   12240        14531
Nortel Network              Common     656568102       $397   28237  x                                    1550        26687
Oracle                      Common     68389X105       $198   13206  x                                    2500        10706
Peregrine Pharmaceuticals   Common     713661106        $22   15000  x                                   15000            0
Phillips Petroleum          Common     718507106     $8,744  158830  x                                  103050        55780
Pioneer Natural Resources   Common     723787107       $798   50800  x                                   21500        29300
Purchasepro.Com, Inc.       Common     746144104       $121   16666  x                                       0        16666
QSound Labs, Inc.           Common     74728C109        $34   50000  x                                       0        50000
Qualcomm, Inc.              Common     747525103     $1,246   22000  x                                   10000        12000
Reliant Energy Inc.         Common     75952J108    $10,496  231965  x                                  138100        93865
SBC Communications          Common     78387G103     $4,132 92584.9  x                                   70230        22355
Schering-Plough Corp.       Common     806605101       $367   10055  x                                       0        10055
Scient Corp.                Common     80864H109        $37   19000  x                                       0        19000
Sherwin-Williams            Common     824348106       $387   15200  x                                       0        15200
Sun Microsystems            Common     866810104     $4,682  304618  x                                  110647       193971
Texaco, Inc.                Common     881694103       $704   10600  x                                       0        10600
Texas Instruments           Common     882508104     $4,480  144614  x                                   72504        72110
Tom Hilfiger                Common     G8915Z102       $309   24050  x                                       0        24050
Torchmark Corp              Common     891027104     $1,039   26750  x                                    9000        17750
United Technologies         Common     913017109     $8,294  113155  x                                   71200        41955
Verizon Communications      Common     92343V104       $82616761.51  x                                    5400        11362
Wal-Mart Stores             Common     931142103    $10,899  215826  x                                  118000        97826
Washington Mutual Inc.      Common     939322103    $12,055  220175  x                                  137300        82875
Webster Financial Corp.     Common     947890109       $613   20900  x                                       0        20900
Wellpoint Health Ntwk.      Common     94973H108     $4,943   51860  x                                   28350        23510
Western Resources Inc.      Common     959425109       $479   20100  x                                       0        20100
Williams Cos.               Common     969457100     $4,794  111885  x                                   91300        20585
Column Totals                                      $325,720